Leases (Components of Operating Lease Expense) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 15,760
Short-term lease cost	19
Total operating lease cost	$ 15,779